Forward Purchase Agreements (Details Narrative) - USD ($)					12 Months Ended
	Jun. 08, 2023	Nov. 17, 2022	Nov. 09, 2022	Jul. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forward contract, fair value per share					$ 2.50
Prepaid forward purchase liability	$ 21,624,711	$ 7,409,550				$ 20,321,053
Change of fair value of prepaid forward purchase liability					$ 1,303,658	12,911,503
Number of ordinary shares issued	1,600,000	6,191,770		4,626,667	1,000,000
Shares issued per shares	$ 1.48
Loss on settlement of prepaid forward contracts					$ 2,635,816
EUDA [Member]
Number of ordinary shares issued	800,000
Forward Contracts [Member]
Forward contract, fair value per share			$ 2.50
Maximum [Member]
Shares issued per shares	$ 3.00
Number of ordinary shares issued	1,600,000
Minimum [Member]
Number of ordinary shares issued	800,000
Debt instrument trading percentage	15.00%
Prepaid Forward Agreement 1 [Member] | Maximum [Member]
Number of shares purchased			1,400,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member]
Number of shares purchased			1,125,000
Prepaid Forward Agreement 2 [Member] | Maximum [Member] | Institutional Investors [Member]
Beneficially ownership percentage			9.90%